UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farley Capital L.P.
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Address:   780 Third Avenue, 31st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
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Title:     General Partner
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Phone:     (212) 421-8741
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Signature, Place, and Date of Signing:

        /s/ Stephen L. Farley         New York, New York        11/14/08
       ------------------------   ------------------------ -----------------
             [Signature]                 [City, State]           [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                               -------------

Form 13F Information Table Entry Total:             15
                                               -------------

Form 13F Information Table Value Total:          $301,846
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No. Form 13F File Number               Name

         1. 028-10425                           Stephen L. Farley


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                                                  Form 13F INFORMATION TABLE
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

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               COLUMN 1         COLUMN 2         COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
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                                                             VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP      (X$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
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ALLEGHENY ENERGY INC          COM               017361106     2,022      55,000   SH        SOLE                 55,000    0      0
BERKSHIRE HATHAWAY INC DEL    CL A              084670108       392           3   SH        SOLE                      3    0      0
COMPTON PETE CORP             COM               204940100    24,115   4,392,500   SH        SOLE              4,392,500    0      0
CONOCOPHILLIPS                COM               20825C104    22,209     303,192   SH        SOLE                303,192    0      0
CROWN CASTLE INTL CORP        COM               228227104    59,681   2,060,092   SH        SOLE              2,060,092    0      0
DISH NETWORK CORP             CL A              25470M109    79,761   3,798,166   SH        SOLE              3,798,166    0      0
ECHOSTAR CORP                 CL A              278768106    21,202     879,741   SH        SOLE                879,741    0      0
EXXON MOBIL CORP              COM               30231G102     1,341      17,270   SH        SOLE                 17,270    0      0
INTERNATIONAL SPEEDWAY CORP   CL A              460335201     1,273      32,723   SH        SOLE                 32,723    0      0
LAMAR ADVERTISING CO          CL A              512815101    47,755   1,545,984   SH        SOLE              1,545,984    0      0
LIBERTY MEDIA CORP NEW        INT COM SER A     53071M104    11,768     911,570   SH        SOLE                911,570    0      0
MARTIN MARIETTA MATLS INC     COM               573284106       451       4,031   SH        SOLE                  4,031    0      0
OUTDOOR CHANNEL HLDGS INC     COM NEW           690027206     4,935     560,843   SH        SOLE                560,843    0      0
TECO ENERGY INC               COM               872375100    24,422   1,552,600   SH        SOLE              1,552,600    0      0
WALGREEN CO                   COM               931422109       519      16,750   SH        SOLE                 16,750    0      0

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